Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net sales	¥ 200,547	$ 29,184	¥ 275,508	¥ 246,899
Cost of sales	170,482	24,809	261,723	228,732
Gross profit	30,065	4,375	13,785	18,167
Operating expenses:
Selling expenses	7,391	1,076	5,459	4,127
General and administrative expenses	110,412	16,068	39,499	25,695
Other expenses (income), net	(3,694)	(538)	3,328	2,875
Total operating expenses	114,109	16,606	48,286	32,697
Loss from operations	(84,044)	(12,231)	(34,501)	(14,530)
Interest expenses	6,149	895	4,875	2,461
Loss before income taxes	(90,193)	(13,126)	(39,376)	(16,991)
Income tax benefits	171	25	46	364
Net loss	(90,022)	(13,101)	(39,330)	(16,627)
Less: Net loss attributable to non-controlling interests	(2,406)	(350)	497
Net loss attributable to UTime Limited	(87,616)	(12,751)	(38,833)	(16,627)
Net loss	(90,022)	(13,101)	(39,330)	(16,627)
Foreign currency translation adjustment	2,445	356	(377)	1,868
Total comprehensive loss	(87,577)	(12,745)	(39,707)	(14,759)
Less: Comprehensive loss/(income) attributable to non-controlling interest	(2,406)	(350)	497
Comprehensive loss attributable to UTime Limited	¥ (85,171)	$ (12,395)	¥ (39,210)	¥ (14,759)
Losses per share attributable to UTime Limited
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (7.8)	$ (1.14)	¥ (4.76)	¥ (3.68)
Weighted average ordinary shares outstanding
Basic (in Shares)	11,229,985	11,229,985	8,164,771	4,517,793